Equity - Other reserve (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Legal reserve	€ 449	€ 279	€ 279
Other reserves	32,060	2,060	2,010
Equity-settled share-based payment expense	598	332	47
Other Comprehensive Income (loss)	(12,473)	(11,474)	(9,682)
Other Reserves	20,633	€ (8,803)	€ (7,346)
Miscellaneous other reserve
Increase In Other reserve As A Result Of Group's Share Buyback Program.	€ 30,000